UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		February 12, 2010

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total: $268,378

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MGRS  SOLE    SHARED  NONE

Coca Cola Co                        COM   191216100     $467     8,200 SH      SOLE                 8,200      0     0
CVS Corp                            COM   126650100  $12,001   372,600 SH      SOLE               372,600      0     0
Equifax Inc                         COM   294429105   $9,157   296,455 SH      SOLE               296,455      0     0
Family Dollar Stores                COM   307000109  $10,715   385,000 SH      SOLE               385,000      0     0
Forestar Group Inc                  COM  14159U202   $15,977   726,884 SH      SOLE               726,884      0     0
General Mls Inc                     COM   370334104  $22,951   324,125 SH      SOLE               324,125      0     0
HJ Heinz Co                         COM   423074103   $4,781   111,800 SH      SOLE               111,800      0     0
Kellogg Co                          COM   487836108     $894    16,800 SH      SOLE                16,800      0     0
Kraft Foods Inc-A                   CLA  50075N104    $6,792   249,900 SH      SOLE               249,900      0     0
Lowes Cos Inc                       COM   548661107  $20,359   870,407 SH      SOLE               870,407      0     0
Mastercard Incorporated             CLA  57636Q104   $21,149    82,620 SH      SOLE                82,620      0     0
McDonalds Corp                      COM   580135101   $7,924   126,900 SH      SOLE               126,900      0     0
Medassets Inc                       COM   584045108   $5,555   261,900 SH      SOLE               261,900      0     0
Middleby Corp                       COM   596278101  $14,856   303,068 SH      SOLE               303,068      0     0
Pantry Inc                          COM   698657103   $2,692   198,100 SH      SOLE               198,100      0     0
Petsmart Inc                        COM   716768106  $26,892 1,007,551 SH      SOLE              1,007,55      0     0
Procter & Gamble Co                 COM   742718109     $800    13,200 SH      SOLE                13,200      0     0
Smucker J M Co                      COM   832696405   $2,822    45,700 SH      SOLE                45,700      0     0
Staples Inc                         COM   855030102  $14,519   590,430 SH      SOLE               590,430      0     0
Sysco Corp                          COM   871829107   $5,711   204,400 SH      SOLE               204,400      0     0
Target Corp                         COM  87612E106   $23,459   485,000 SH      SOLE               485,000      0     0
Titan Machy Inc                     COM  88830R101    $8,506   737,080 SH      SOLE               737,080      0     0
Treehouse Foods Inc                 COM  89469A104    $2,720    70,000 SH      SOLE                70,000      0     0
United Stationers Inc               COM   913004107   $8,789   154,506 SH      SOLE               154,506      0     0
Wal Mart Stores Inc                 COM   931142102   $4,239    79,300 SH      SOLE                79,300      0     0
Walgreen Co                         COM   931422109   $4,461   121,500 SH      SOLE               121,500      0     0
YUM Brands Inc                      COM   988498101   $9,190   262,800 SH      SOLE               262,800      0     0

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